EQUITY - Movement in issued and outstanding share capital (Details)	6 Months Ended
	Jun. 30, 2026 shares Options	Jun. 30, 2025 Options
EQUITY.
Number of shares, beginning balance	51,376,890
Issuance of Ordinary shares	10,000
Vested RSUs	487,977
Exercise of employees' options into Ordinary shares | Options	198,618	487,808
Number of shares, ending balance	52,073,485